Non-controlling interests	12 Months Ended
Dec. 31, 2025
Interest In Other Entities [Abstract]
Non-controlling interests	Non-controlling interests:
Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at		Dec 31, 2025			Dec 31, 2024
	Methanex Egypt	Waterfront Shipping Limited	Total	Methanex Egypt	Waterfront Shipping Limited	Total
Current assets	$134,722	$223,172	$357,894	$133,097	$193,248	$326,345
Non-current assets	439,274	617,704	1,056,978	479,004	712,923	1,191,927
Current liabilities	(28,473)	(151,807)	(180,280)	(38,424)	(154,011)	(192,435)
Non-current liabilities	(89,500)	(564,667)	(654,167)	(95,219)	(646,057)	(741,276)
Net assets	456,023	124,402	580,425	478,458	106,103	584,561
Carrying amount of Methanex non-controlling interests	$220,687	$62,764	$283,451	$236,600	$51,107	$287,707

For the years ended December 31		2025			2024
	Methanex Egypt	Waterfront Shipping Limited	Total	Methanex Egypt	Waterfront Shipping Limited	Total
Revenue	$279,591	$619,778	$899,369	$215,294	$720,984	$936,278
Net and total comprehensive income	51,999	50,968	102,967	69,209	97,054	166,263
Net and total comprehensive income attributable to Methanex non-controlling interests	38,623	26,295	64,918	47,043	39,216	86,259
Distributions made and accrued to non-controlling interests	$(54,531)	$(14,643)	$(69,174)	$(25,012)	$(15,630)	$(40,642)

For the years ended December 31		2025			2024
	Methanex Egypt	Waterfront Shipping Limited	Total	Methanex Egypt	Waterfront Shipping Limited	Total
Cash flows from operating activities	$136,454	$176,683	$313,137	$97,601	$227,372	$324,973
Cash flows used in financing activities	(111,131)	(165,798)	(276,929)	(146,586)	(243,950)	(390,536)
Cash flows used in investing activities	$(5,667)	$(221)	$(5,888)	$(14,273)	$(1,736)	$(16,009)